Balance Sheets (Unaudited) - Quarterly (Quarterly Member, USD $)	Mar. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 641,601	$ 1,132,974
Prepaid expenses	10,000	40,000
Other	27,020
Total current assets	678,621	1,172,974
Furniture and Equipment - net	134,284	6,046
Other assets:
Patent - net	32,743	24,697
Debt issue costs - net	205,417	235,211
Total other assets	238,160	259,908
Total assets	1,051,065	1,438,928
Current liabilities:
Accounts payable & accrued expenses	189,907	107,380
Notes payable - third party	98,086	98,086
Notes payable - related party	20,752	26,108
Derivative liabilities	2,661,725	2,751,504
Total current liabilities	2,970,470	2,983,078
Long term liabilities:
Convertible debt - net	595,961	361,245
Convertible debt - related parties - net	50,000	50,000
Notes payable	380,920	405,117
Total long term liabilities	1,026,881	816,362
Total liabilities	3,997,351	3,799,440
Stockholders' deficit:
Preferred stock: $0 par value, 20,000,000 shares authorized; 0 shares issued and outstanding
Common stock: $0 par value, 500,000,000 shares authorized; 34,500,000 and 34,500,000 shares issued and outstanding at March 31, 2014 and December 31, 2013, respectively	126,400	126,400
Additional paid-in capital	6,083,670	6,068,045
Accumulated deficit	(9,113,699)	(8,519,517)
Total Stockholders' deficit	(2,903,629)	(2,325,072)
Noncontrolling interest	(42,657)	(35,440)
Total Deficit	(2,946,286)	(2,360,512)
Total liabilities and stockholders' deficit	$ 1,051,065	$ 1,438,928